Note 4 - Securities Available for Sale - Summary of Securities Available for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Amortized cost	$ 79,839	$ 112,329
Gross unrealized gains	92	146
Gross unrealized losses	(1,454)	(501)
Securities available for sale	78,477	111,974
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal Home Loan Mortgage Corporation Certificates and Obligations (FHLMC) [Member]
Amortized cost	327	728
Gross unrealized gains	10	31
Gross unrealized losses	0	0
Securities available for sale	337	759
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association Certificates and Obligations (FNMA) [Member]
Amortized cost	295	725
Gross unrealized gains	7	22
Gross unrealized losses	0	0
Securities available for sale	302	747
Collateralized Mortgage Obligations [Member] | Federal Home Loan Mortgage Corporation Certificates and Obligations (FHLMC) [Member]
Amortized cost	371	742
Gross unrealized gains	0	2
Gross unrealized losses	(5)	(1)
Securities available for sale	366	743
Collateralized Mortgage Obligations [Member] | Other Long-term Investments [Member]
Amortized cost		42
Gross unrealized gains		0
Gross unrealized losses		(8)
Securities available for sale		34
Collateralized Mortgage Backed Securities [Member]
Amortized cost	993	2,237
Gross unrealized gains	17	55
Gross unrealized losses	(5)	(9)
Securities available for sale	1,005	2,283
Other Marketable Securities [Member]
Amortized cost	78,846	110,092
Gross unrealized gains	75	91
Gross unrealized losses	(1,449)	(492)
Securities available for sale	77,472	109,691
Other Marketable Securities [Member] | US Government Agencies Debt Securities [Member]
Amortized cost	74,979	105,003
Gross unrealized gains	16	68
Gross unrealized losses	(1,079)	(129)
Securities available for sale	73,916	104,942
Other Marketable Securities [Member] | US States and Political Subdivisions Debt Securities [Member]
Amortized cost	2,819	3,991
Gross unrealized gains	0	18
Gross unrealized losses	(20)	(7)
Securities available for sale	2,799	4,002
Other Marketable Securities [Member] | Corporate Debt Securities [Member]
Amortized cost	290	340
Gross unrealized gains	2	0
Gross unrealized losses	0	(6)
Securities available for sale	292	334
Other Marketable Securities [Member] | Preferred Stock [Member]
Amortized cost	700	700
Gross unrealized gains	0	0
Gross unrealized losses	(350)	(350)
Securities available for sale	350	350
Other Marketable Securities [Member] | Equity Securities [Member]
Amortized cost	58	58
Gross unrealized gains	57	5
Gross unrealized losses	0	0
Securities available for sale	$ 115	$ 63